FINANCIAL RISK MANAGEMENT (Details 3) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exposure to currency risk
Cash and cash equivalents	$ 103.7	$ 216.2	$ 185.9
Deferred tax asset	0.0	171.6
Deferred tax liability	(41.5)	(250.3)
Reclamation and closure cost obligations	(92.6)	(124.1)	$ (81.9)
CAD [Member] | Currency risk [member]
Exposure to currency risk
Cash and cash equivalents	12.9	16.6
Trade and other receivables	9.9	19.5
Income tax receivable	0.0	0.4
Deferred tax asset		130.5
Trade and other payables	(105.0)	(141.6)
Deferred tax liability	(41.5)	(183.9)
Reclamation and closure cost obligations	(72.6)	(84.6)
Performance share units and restricted share units	(0.5)	(2.8)
Total exposure to currency risk	(196.8)	(245.9)
AUD [Member] | Currency risk [member]
Exposure to currency risk
Cash and cash equivalents		5.9
Trade and other receivables		0.0
Income tax receivable		0.0
Deferred tax asset		0.0
Trade and other payables		0.0
Deferred tax liability		0.0
Reclamation and closure cost obligations		0.0
Performance share units and restricted share units		(2.6)
Total exposure to currency risk		3.3
MXN [Member] | Currency risk [member]
Exposure to currency risk
Cash and cash equivalents	0.6	1.5
Trade and other receivables	4.9	6.2
Income tax receivable	4.6	4.2
Deferred tax asset		0.0
Trade and other payables	(14.1)	(11.5)
Deferred tax liability	0.0	(0.1)
Reclamation and closure cost obligations	(13.5)	(11.7)
Performance share units and restricted share units	0.0	0.0
Total exposure to currency risk	$ (17.5)	$ (11.4)